Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Equity (Tables), Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

2017 - 2019

	2017	2018	2019
Balance as of January 1	922,436,563	926,191,723	914,184,087
Dividend distributed	11,264,163	9,533,223	9,079,538
Purchase of treasury shares	(19,841,595)	(31,993,879)	(40,390,495)
Re-issuance of treasury shares	12,332,592	10,453,020	8,100,660
Balance as of December 31	926,191,723	914,184,087	890,973,790

Equity (Tables), Employee option and share plan transactions [Text Block]

Philips Group

Employee option and share plan transactions

2017 - 2019

	2017	2018	2019
Shares acquired	15,222,662	8,226,101	5,497,675
Average market price	EUR 31.81	EUR 32.59	EUR 34.25
Amount paid	EUR 484 million	EUR 268 million	EUR 188 million
Shares delivered	12,332,592	10,453,020	8,100,660
Average price (FIFO)	EUR 27.07	EUR 32.66	EUR 32.87
Cost of delivered shares	EUR 334 million	EUR 341 million	EUR 266 million
Total shares in treasury at year-end	10,098,371	7,871,452	5,268,467
Total cost	EUR 331 million	EUR 258 million	EUR 180 million

Equity (Tables), Share capital transactions [Text Block]

Philips Group

Share capital transactions

2017 - 2019

	2017	2018	2019
Shares acquired	4,618,933	23,767,778	34,892,820
Average market price	EUR 32.47	EUR 32.58	EUR 34.29
Amount paid	EUR 150 million	EUR 774 million	EUR 1,196 million
Cancellation of treasury shares (shares)		24,246,711	38,541,356
Cancellation of treasury shares (EUR)		EUR 783 million	EUR 1,316 million
Total shares in treasury at year-end	4,618,933	4,140,000	491,464
Total cost	EUR 150 million	EUR 141 million	EUR 22 million

Equity (Tables), Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity1)

in millions of EUR unless otherwise stated

2017 - 2019

	2017	2018	2019
Long-term debt	4,044	3,427	4,939
Short-term debt	672	1,394	508
Total debt	4,715	4,821	5,447
Cash and cash equivalents	1,939	1,688	1,425
Net debt1)	2,776	3,132	4,022
Shareholders' equity	11,999	12,088	12,597
Non-controlling interests	24	29	28
Group equity	12,023	12,117	12,625
Net debt and group equity ratio1)	19:81	21:79	24:76
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.

Equity (Tables), Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders1)

2) in millions of EUR

2018-2019

	2018	2019
Net income	1,097	1,173
Discontinued operations, net of income taxes	213	19
Income from continuing operations	1,310	1,192
Continuing operations non-controlling interests	(7)	(5)
Income from continuing operations attributable to shareholders1)2)	1,303	1,186
Adjustments for:
Amortization of acquired intangible assets	347	350
Impairment of goodwill		97
Restructuring costs and acquisition-related charges	258	318
Other items	41	153
Net finance expenses	57	14
Tax impact of adjusted items	(365)	(280)
Adjusted Income from continuing operations attributable to shareholders1)2)	1,643	1,839
1)Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
2)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.